Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents

27. Cash and cash equivalents

	2024 £m	2023 £m
Cash at bank and in hand	943	748
Cash equivalents	2,927	2,188
	3,870	2,936
Cash and cash equivalents included £177 million (2023: £190 million) not available for general use due to restrictions applying in the subsidiaries where it is held. Restrictions include exchange controls and taxes on repatriation.